Vessel Revenue and Voyage Expenses, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customers Accounting for More than 10% of Revenues [Member]
Revenue [Abstract]
Concentration risk percentage	84.00%	70.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	26.00%	20.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	26.00%	16.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	18.00%	20.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	14.00%	14.00%